ACQUISITIONS - Income producing properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Aug. 19, 2022	Jul. 01, 2022	May 26, 2022	May 24, 2022	May 05, 2022	Apr. 14, 2022	Feb. 03, 2022	Dec. 31, 2021	Dec. 22, 2021	Dec. 17, 2021	Dec. 13, 2021	Sep. 17, 2021	Sep. 08, 2021	Sep. 07, 2021	Sep. 03, 2021	Aug. 16, 2021	Jun. 30, 2021	Jun. 25, 2021	Mar. 12, 2021
Disclosure of detailed information about business combination [line items]
Property purchase price	$ 459,799								$ 837,950
Transaction costs	11,313								19,989
Total acquisition cost	471,112								857,939
Total Property
Disclosure of detailed information about business combination [line items]
Property purchase price	480,683								923,964
Transaction costs	11,610								21,760
Total acquisition cost	$ 492,293								945,724
Wiesbaden, Germany
Disclosure of detailed information about business combination [line items]
Property purchase price								$ 62,033
Transaction costs								3,919
Total acquisition cost								65,952
Korbach, Germany
Disclosure of detailed information about business combination [line items]
Property purchase price								60,295
Transaction costs								3,819
Total acquisition cost								64,114
Erfurt, Germany
Disclosure of detailed information about business combination [line items]
Property purchase price								17,636
Transaction costs								1,225
Total acquisition cost								$ 18,861
Clayton, IN | 10566 Gateway Pt.
Disclosure of detailed information about business combination [line items]
Property purchase price							$ 121,258
Transaction costs							98
Total acquisition cost							121,356
Clayton, IN | 2128 Gateway Pt.
Disclosure of detailed information about business combination [line items]
Property purchase price							57,886
Transaction costs							105
Total acquisition cost							$ 57,991
Brampton, ON
Disclosure of detailed information about business combination [line items]
Property purchase price					$ 20,850
Transaction costs					696
Total acquisition cost					$ 21,546
Etobicoke, ON
Disclosure of detailed information about business combination [line items]
Property purchase price				$ 17,700
Transaction costs				1,266
Total acquisition cost				$ 18,966
Tilburg, Netherlands
Disclosure of detailed information about business combination [line items]
Property purchase price			$ 102,141
Transaction costs			185
Total acquisition cost			$ 102,326
Bolingbrook, IL
Disclosure of detailed information about business combination [line items]
Property purchase price						$ 14,516
Transaction costs						87
Total acquisition cost						$ 14,603
Brant County, ON
Disclosure of detailed information about business combination [line items]
Property purchase price		$ 6,368
Transaction costs		210
Total acquisition cost		$ 6,578
Locust Grove, GA
Disclosure of detailed information about business combination [line items]
Property purchase price																				$ 85,138
Transaction costs																				401
Total acquisition cost																				85,539
Joliet, IL
Disclosure of detailed information about business combination [line items]
Property purchase price															$ 20,705
Transaction costs															616
Total acquisition cost															$ 21,321
Joliet, IL | 3801 Rock Creek Blvd.
Disclosure of detailed information about business combination [line items]
Property purchase price																			$ 30,247
Transaction costs																			75
Total acquisition cost																			30,322
Joliet, IL 2 | 3900 Rock Creek Blvd.
Disclosure of detailed information about business combination [line items]
Property purchase price																			34,673
Transaction costs																			85
Total acquisition cost																			34,758
Joliet, IL 3
Disclosure of detailed information about business combination [line items]
Property purchase price																			50,657
Transaction costs																			118
Total acquisition cost																			$ 50,775
Antioch, IL Richwood, KY Olive Branch, MS
Disclosure of detailed information about business combination [line items]
Property purchase price																$ 243,697
Transaction costs																337
Total acquisition cost																$ 244,034
Utrecht, Netherlands
Disclosure of detailed information about business combination [line items]
Property purchase price													$ 42,125
Transaction costs													3,432
Total acquisition cost													$ 45,557
Toronto, ON | 100 Ronson Dr.
Disclosure of detailed information about business combination [line items]
Property purchase price												$ 18,436
Transaction costs												818
Total acquisition cost												19,254
Toronto, ON 2
Disclosure of detailed information about business combination [line items]
Property purchase price												16,164
Transaction costs												1,001
Total acquisition cost												$ 17,165
Brantford, ON
Disclosure of detailed information about business combination [line items]
Property purchase price											$ 66,000						$ 62,201
Transaction costs											1,491						1,491
Total acquisition cost											67,491						$ 63,692
Breda, Netherlands | Hazeldonk 6520-6524
Disclosure of detailed information about business combination [line items]
Property purchase price											87,931
Transaction costs											7,030
Total acquisition cost											94,961
Breda, Netherlands 2
Disclosure of detailed information about business combination [line items]
Property purchase price											54,699
Transaction costs											4,373
Total acquisition cost											$ 59,072
Whitestown, IN
Disclosure of detailed information about business combination [line items]
Property purchase price										$ 87,478
Transaction costs										212
Total acquisition cost										$ 87,690
Murfreesboro, TN
Disclosure of detailed information about business combination [line items]
Property purchase price																		$ 17,308
Transaction costs																		213
Total acquisition cost																		$ 17,521
Lebanon, TN
Disclosure of detailed information about business combination [line items]
Property purchase price														$ 6,505
Transaction costs														67
Total acquisition cost														$ 6,572
Properties under development
Disclosure of detailed information about business combination [line items]
Property purchase price									23,813
Transaction costs									280
Total acquisition cost									$ 24,093
Pooler GA
Disclosure of detailed information about business combination [line items]
Total acquisition cost																				$ 85,539